Stockholders' equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders' equity
15.	Stockholders’ equity
Common Stock
In June 2025, the Company completed its IPO, in which the Company issued and sold
19.9
 million shares of its Class A common stock, including the underwriters’ over-allotment option which was exercised in full, at a public offering price of $
31.00
per share.
The Charter authorizes a total of
2.5
billion shares of Class A common stock with a par value of $
0.0001
per share,
500.0
 million shares of Class B common stock with a par value of $
0.0001
per share,
500.0
 million shares of Class C common stock with a par value of $
0.0001
per share and
500.0
 million shares of preferred stock with a par value of $
0.0001
per share. In connection with the IPO, all shares of our outstanding redeemable convertible preferred stock automatically converted into a total of
139.8
 million shares of our Class A common stock, and a total of
19.6 million shares of Class A common stock held by our co-founders and their related entities were converted into an equivalent number of shares of Class B common stock. As a result, following the completion of the IPO, we have three classes of authorized common stock: Class A common stock, Class B common stock, and Class C common stock, of which only Class A common stock and Class B common stock were outstanding as of
June 30, 2025.
Class B common stock is convertible into Class A common stock on a one-for-one basis at the option of the holder. In addition, Class B common stock will automatically convert into Class A common stock on a one-for-one basis upon any transfer, except for permitted transfers described in our Charter, and in certain other circumstances. Class C common stock is convertible into Class A common stock on a one-for-one basis in connection with certain assignments and transfers.
The holders of Circle’s Class A common stock are entitled to one vote for each share of common stock held. The holders of Circle’s Class B common stock are entitled to five votes for each share of common stock held (but the aggregate voting power of Class B common stock cannot exceed 30% of the total voting power of our capital stock). The holders of Circle’s Class C common stock are not entitled to vote except to the extent set forth in our Charter or as required by applicable law. The voting, dividend and liquidation rights of the holders of our common stock are subject to and qualified by the rights, powers, and preferences of the holders of the Preferred Stock as detailed in the Charter.

As of June 30, 2025 and December 31, 2024, the Company has the following number of common shares reserved (in thousands):

Table 15.1. Details of Common Shares Reserved
	June 30, 2025	December 31, 2024
Conversion of Series A redeemable convertible preferred stock	—	33,621
Conversion of Series B redeemable convertible preferred stock	—	17,586
Conversion of Series C redeemable convertible preferred stock	—	18,445
Conversion of Series D redeemable convertible preferred stock	—	23,203
Conversion of Series E redeemable convertible preferred stock	—	37,391
Conversion of Series F redeemable convertible preferred stock	—	9,516
Common stock issuable in connection with business combinations	2,015	548
Common stock issuable under stock award plan	37,518	42,694
Common stock available for future issuance under stock award plan	31,105	9,649

Total	70,638	192,653

Warrants
In April 2023, the Company entered into an agreement with a commercial counterparty to grant warrants to purchase up to
4.5
 million common shares of a consolidated subsidiary that will be automatically converted one for one with Class A common stock upon exercise. The warrants have an exercise price of $
42.14
per share and an exercise period of ten years from the grant date. The warrants are subject to certain service conditions to be achieved over a two-year period and performance conditions to be achieved over a five-year period. The fair value of the warrants, approximately $
80.1
million, was measured at the time of issuance using the Black-Scholes option pricing model using the following assumptions: the Company’s estimated common share price on the grant date, a term of ten years, a dividend yield of zero, volatility of
44
%, and a risk-free rate of
3.45
%. The warrants will be expensed as the service conditions are achieved or over the requisite service period if and when the achievement of the performance conditions are probable.
 As of June 30, 2025, 3.4 million of these warrants have expired. There were no marketing expenses or distribution and transaction costs related to the warrants for the three and six months ended June 30, 2025 and 2024. None of the common shares associated with these warrants have been exercised or forfeited.
In August 2023, the Company entered into an agreement with a digital asset exchange to grant warrants to purchase up to 3.6 million common shares of a consolidated subsidiary that will be automatically converted one for one with Class A common stock upon exercise. The warrants have an exercise price of $
25.09
per share. They expire five years from the grant date and the vesting of the warrants is subject to a performance condition. The fair value of the warrants, approximately $
43.9 million, was measured at the time of issuance

using the Black-Scholes option pricing model using the following assumptions: the Company’s estimated common share price on the grant date, a term of five years, a dividend yield of zero, volatility of 51%, and a risk-free rate of 4.38%. The warrants will be expensed over the requisite service period if and when the achievement of the performance condition is probable. There were no marketing expenses or distribution and transaction costs related to the warrants for the three and six months ended June 30, 2025 and 2024. None of the common shares associated with these warrants have been exercised, forfeited or expired.
In December 2024, the Company entered into an agreement with a commercial counterparty which included the issuance of warrants to purchase up to approximately 2.9 million Class A common stock. The warrants vest based upon the achievement of certain performance conditions for the benefit of the Company. The warrants have an exercise price of $
22.71
per share and an exercise period of six years from the grant date. The warrants are subject to certain performance conditions to be achieved within a three-year period. The fair value of the warrants, approximately $
56.1
million, was measured at the time of issuance using the Black-Scholes option pricing model using the following assumptions: the Company’s estimated common share price on the grant date, a term of six years, a dividend yield of zero, volatility of
53
%, and a risk-free rate of
4.43%.
The warrants
are expensed
as the service conditions are achieved or over the requisite service period if and when the achievement of the performance conditions are probable. There were $4.6 million and $
5.6
million distribution and transaction costs related to the warrants for the three and six months ended June 30, 2025. None of the common shares associated with these warrants have been exercised, forfeited or expired.
Donations to Circle Foundation
In March 2025, the Company’s board of directors approved the reservation of up to 2,682,392 shares of Class A common stock, which represented approximately 1% of our capital stock on the date it was approved by our board of directors. The shares may be issued to or for the benefit of the Circle Foundation, a donor-advised fund, in installments over 10 years.

16. Stockholders’ equity
Common Stock
In accordance with the Amended and Restated Certificate of Incorporation, effective as of July 1, 2024 (as the same may be amended from time to time, the “Charter”), as amended by that certain Certificate of Amendment to the Charter, effective December 30, 2024, the Company is authorized to issue
300.0
 million shares of Class A Common Stock with a par value of $
0.0001
per share (“Class A Common Stock”) and
300.0
 million shares of Class B Common Stock with a par value of $
0.0001
per share (“Class B Common Stock”). As of December 31, 2024, the Company has not issued any shares of Class B Common Stock.

The voting, dividend and liquidation rights of the holders of the Class A Common Stock are subject to and qualified by the rights, powers, and preferences of the holders of the preferred stock as detailed in the Charter. The holders of Circle’s Class A Common Stock are entitled to one vote for each share of common stock held, subject to certain limitations pertaining to the Circle’s preferred stock.
As of December 31, 2024 and 2023, the Company has the following number of common shares reserved (in thousands):
Table 16. Details of Common Shares Reserved

	December 31, 2024	December 31, 2023
Conversion of Series A redeemable convertible preferred stock	33,621	33,621
Conversion of Series B redeemable convertible preferred stock	17,586	17,586
Conversion of Series C redeemable convertible preferred stock	18,445	18,445
Conversion of Series D redeemable convertible preferred stock	23,203	23,203
Conversion of Series E redeemable convertible preferred stock	37,391	36,867
Conversion of Series F redeemable convertible preferred stock	9,516	9,516
Common stock issuable in connection with business combinations	548	2,036
Common stock issuable under stock award plan	42,694	35,353
Common stock available for future issuance under stock award plan	9,649	763

Total	192,653	177,390

Treasury Stock
In September and October 2023, the Company entered into an agreement with certain employees and a Director of the Company and repurchased
0.3
 million common shares at a price of $
25.09
per share. These shares repurchased were canceled in December 2023.
Warrants
In April 2023, the Company entered into an agreement with a commercial counterparty to grant warrants to purchase up to
4.5
 million common shares of a consolidated subsidiary that will be automatically converted one for one with common shares of Circle Group upon exercise. The warrants have an exercise price of $
42.14
per share and an exercise period of ten years from the grant date. The warrants are subject to certain service conditions to be achieved over a two-year period and performance conditions to be achieved over a five-year period. The fair value of the warrants, approximately $
80.1
million, was measured at the time of issuance using the Black-Scholes option pricing model using the following assumptions: the Company’s estimated common share price on the grant date, a term of ten years, a dividend yield of zero, volatility of
44
%, and a risk-free rate of
3.45
%. The warrants will be expensed as the service conditions are achieved or over the requisite service period if and when the achievement of the performance conditions are probable. There were no marketing expenses or distribution and transaction costs related to the warrants for the years ended December 31, 2024 and 2023. None of the common shares associated with these warrants have been exercised, forfeited or expired.

In August 2023, the Company entered into an agreement with a digital asset exchange to grant warrants to purchase up to
3.6
 million common shares of a consolidated subsidiary that will be automatically converted one for one with common shares of the Company upon exercise. The warrants have an exercise price of $
25.09
per share. They expire five years from the grant date and the vesting of the warrants is subject to a performance condition. The fair value of the warrants, approximately $
43.9
million, was measured at the time of issuance using the Black-Scholes option pricing model using the following assumptions: the Company’s estimated common share price on the grant date, a term of five years, a dividend yield of zero, volatility of
51
%, and a risk-free rate of
4.38
%. The warrants will be expensed over the requisite service period if and when the achievement of the performance condition is probable. There were no marketing expenses or distribution and transaction costs related to the warrants for the years ended December 31, 2024 and 2023. None of the common shares associated with these warrants have been exercised, forfeited or expired.
In December 2024, the Company entered into an agreement with a commercial counterparty which includes the issuance of warrants to purchase up to approximately
2.9
 million common shares of Circle Group. The warrants vest based upon the achievement of certain performance conditions for the benefit of the Company. The warrants have an exercise price of $
22.71
per share and an exercise period of six years from the grant date. The warrants are subject to certain performance conditions to be achieved within a three-year period. The fair value of the warrants, approximately $
56.1
million, was measured at the time of issuance using the Black-Scholes option pricing model using the following assumptions: the Company’s estimated common share price on the grant date, a term of six years, a dividend yield of zero, volatility of
53
%, and a risk-free rate of
4.43
%. The warrants will be expensed as the service conditions are achieved or over the requisite service period if and when the achievement of the performance conditions are probable. There were no distribution and transaction costs related to the warrants for the year ended December 31, 2024. None of the common shares associated with these warrants have been exercised, forfeited or expired.